Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	CRK
Entity Registrant Name	COMSTOCK RESOURCES INC
Entity Central Index Key	0000023194